SCHEDULE OF PREPAYMENTS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Marketing research expenses		$ 150,624
Prepayment for new product development		1,305,406
Prepaid taxes	392,422	383,083
Other	2,869	368,480
Total	$ 395,291	$ 2,207,593